                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ______
     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:

      /s/ Richard C. Breeden      Greenwich, CT   May 14, 2008
-------------------------------
         [Signature]              [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total:  $881,496
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED MARCH 31, 2008

                                                                                                  Voting Authority
                             Title of              Value    Shrs or  SH/ Put/ Investment  Other   ----------------
Name of Issuer                 Class     CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers Sole Shared None
--------------------------- ---------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
Acco Brands Corp.           Com        00081T108  $ 64,308 4,739,001  SH         SOLE              X
Alexander & Baldwin Inc.    Com        014482103  $ 68,828 1,597,672  SH         SOLE              X
Choicepoint Inc.            Com        170388102  $ 11,522   242,055  SH         SOLE              X
H&R Block Inc.              Com        093671105  $175,111 8,435,000  SH         SOLE              X
Helmerich & Payne Inc.      Com        423452101  $ 65,871 1,405,400  SH         SOLE              X
Hillenbrand Industries Inc. Com        431573104  $110,973 2,321,618  SH         SOLE              X
SPDR Trust                  Unit Ser 1 78462F103  $ 94,359   715,000  SH         SOLE              X
Steris Corp.                Com        859152100  $131,044 4,884,216  SH         SOLE              X
Zale Corp.                  Com        988858106  $159,480 8,070,839  SH         SOLE              X